Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		$ 4,646,459	$ 5,073,624
Operating Segments [Member] | Dental Consumables, Endodontic and Dental Laboratory Businesses
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		1,358,018	1,399,347
Operating Segments [Member] | Healthcare, Orthodontic and Implant Businesses
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		2,655,622	3,132,131
Operating Segments [Member] | Select Developed and Emerging Markets Businesses
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		369,844	442,419
Corporate, Non-Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	[1]	$ 262,975	$ 99,727

[1]	Includes assets of Corporate headquarters, inter-segment eliminations and one distribution warehouse not managed by named segmen